Share-Based Compensation - weighted average assumptions used in the Black-Scholes-Merton option-pricing model (Details)		3 Months Ended		12 Months Ended
	Nov. 12, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Valuation assumptions:
Expected volatility		35.00%
Expected volatility, minimum			38.60%	35.00%	35.00%
Expected volatility, maximum			40.20%	40.20%	40.20%
Risk-free interest rate, minimum		2.33%	0.76%	0.76%	0.51%
Risk-free interest rate, maximum		2.44%	1.12%	1.30%	2.62%
Expected term (years)			7 years	7 years
Employees Earnout Shares
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	35.00%
Risk-free interest rate	0.85%